Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021
C000226980
Account Value [Line Items]
Line Graph and Table Measure Name	Fund (Based on Net Asset Value)
Account Value	$ 15,145	$ 14,724	$ 14,021	$ 13,364	$ 11,985	$ 10,687	$ 10,975	$ 9,984	$ 9,236	$ 8,631	$ 9,049	$ 10,820	$ 11,351	$ 10,244	$ 10,164
T. Rowe Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Account Value	$ 13,978	13,619	12,821	12,421	11,290	10,074	10,413	9,607	8,963	8,363	8,754	10,509	11,094	10,152	10,163
T. Rowe Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Account Value	$ 14,689	$ 14,344	$ 13,546	$ 12,990	$ 11,750	$ 10,520	$ 10,876	$ 10,001	$ 9,304	$ 8,650	$ 9,094	$ 10,839	$ 11,361	$ 10,233	$ 10,174